Reduction in Force (Details) - Employee Severance - USD ($) $ in Thousands		12 Months Ended
	Jul. 28, 2022	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Reduction in force (as a percent)	10.00%
Employee severance and benefits costs		$ 1,790
Research and development
Restructuring Cost and Reserve [Line Items]
Employee severance and benefits costs		1,035
Sales and marketing
Restructuring Cost and Reserve [Line Items]
Employee severance and benefits costs		338
General and administrative
Restructuring Cost and Reserve [Line Items]
Employee severance and benefits costs		$ 417